Income Taxes and Distributions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Per Share
Ordinary income	$ 1.49999519484979	$ 1.1472	$ 0.7774
Return of capital	$ 1.3376	$ 1.4227	$ 1.7408
Long- term capital gain	$ 0.1175784	$ 0.1058973	$ 0.019
1250 gains	$ 0.00482636	$ 0.1592115	$ 0.2028
Totals	$ 2.96	$ 2.835	$ 2.74